Interest-bearing Financial Liabilities - Additional Information (Detail) - PHP (₱)			12 Months Ended
	Oct. 11, 2019	Oct. 10, 2019	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2020	Dec. 31, 2017
Disclosure Of Detailed Information About Borrowings [Line Items]
Unamortized Debt Discount			₱ 491,000,000	₱ 418,000,000		₱ 525,000,000
Short-term debt			₱ 0	₱ 0
Percentage of dollar portion of debt			9.00%	13.00%
Total debt to adjusted EBITDA ratio	400.00%	300.00%
Consolidated future minimum payments for finance leases and the long-term portion of obligations under finance leases				₱ 514,000
5.2250% 7-year fixed rate bonds due 2021 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, interest rate	5.225%
Borrowings maturity	7-Year
5.2813% 10-year fixed rate bonds due 2024 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, interest rate	5.2813%
Borrowings maturity	10-Year
Debt Transaction [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Short-term debt					₱ 2,000,000,000